Note 6 - Loans, Net of Allowance for Credit Losses	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
6.	Loans, net of allowance for credit losses:

The Bank organizes its lending portfolio into the following four broad asset categories: Point-of-Sale Loans and Leases, Commercial Real Estate Mortgages, Commercial Real Estate Loans, and Public Sector and Other Financing. These categories have been established in the Bank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Point-of-Sale Loans and Leases Receivable Purchase Program (“POS/RPP Financing”) asset category is comprised of point-of-sale loan and lease receivables acquired from the Bank’s network of origination and servicing partners as well as warehouse loans that provide bridge financing to the Bank’s origination and servicing partners for the purpose of accumulating and seasoning practical volumes of individual loans and leases prior to the Bank purchasing the cashflow receivables derived from same.

The Commercial Real Estate Mortgages (“CRE Mortgages”) asset category is comprised primarily of Residential Construction, Term, CMHC-Insured and Land Mortgages. All of these loans are business-to-business loans with the underlying credit risk exposure being primarily consumer in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

The Commercial Real Estate Loans (“CRE Loans”) asset category is comprised primarily of condominium corporation financing loans.

The Public Sector, Leases and Other Financing (“PSLOF”) asset category is comprised primarily of public sector loans, and the Versabank USA portfolio, which combined consists primarily of equipment leases, a small balance of corporate loans and leases and single family residential conventional and insured mortgages.

a)	Portfolio analysis:

(thousands of Canadian dollars)
	2024	2023

Point-of-sale loans and leases receivable purchase program	$3,307,328	$2,879,320
Commercial real estate mortgages	779,691	889,069
Commercial real estate loans	8,302	8,793
Public sector, leases and other financing	122,321	55,054
	4,217,642	3,832,236

Allowance for credit losses	(3,303)	(2,513)
Accrued interest	21,777	20,681

Total loans, net of allowance for credit losses	$4,236,116	$3,850,404

The following table provides a summary of loan amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at October 31, 2024				As at October 31, 2023
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases receivable purchase program	$3,294,675	$12,653	$-	$3,307,328	$2,873,078	$6,242	$-	$2,879,320
ECL allowance	783	-	-	783	100	-	-	100
EL %	0.02%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%
Commercial real estate mortgages	$607,858	$171,833	$-	$779,691	$717,755	$155,993	$15,321	$889,069
ECL allowance	1,102	296	-	1,398	1,699	523	-	2,222
EL %	0.18%	0.17%	0.00%	0.18%	0.24%	0.34%	0.00%	0.25%
Commercial real estate loans	$8,302	$-	$-	$8,302	$8,793	$-	$-	$8,793
ECL allowance	44	-	-	44	42	-	-	42
EL %	0.53%	0.00%	0.00%	0.53%	0.48%	0.00%	0.00%	0.48%
Public sector, leases and other financing	$120,965	$1,288	$68	$122,321	$49,293	$5,761	$-	$55,054
ECL allowance	1,067	10	1	1,078	104	45	-	149
EL %	0.88%	0.78%	1.47%	0.88%	0.21%	0.78%	0.00%	0.27%
Total loans	$4,031,800	$185,774	$68	$4,217,642	$3,648,919	$167,996	$15,321	$3,832,236
Total ECL allowance	2,996	306	1	3,303	1,945	568	-	2,513
Total EL %	0.07%	0.16%	1.47%	0.08%	0.05%	0.34%	0.00%	0.07%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its loans in the form of either mortgage interests over property, other registered securities over assets, guarantees, and cash reserves (holdbacks) on loan and lease receivables included in the POS/RPP Financing portfolio (note 13).

Allowance for credit losses

The Bank maintains an allowance for expected credit losses that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. Under IFRS 9 the Bank’s allowance for expected credit losses is estimated using the expected credit loss methodology and is comprised of expected credit losses recognized on both performing loans, and non-performing, or impaired loans even if no actual loss event has occurred.

The expected credit loss methodology requires the recognition of credit losses based on 12 months of expected losses for performing loans which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on loans that have experienced a significant increase in credit risk since origination which is reflected in the Bank’s Stage 2 grouping. Impaired loans require recognition of lifetime losses and are reflected in Stage 3 grouping.

Assessment of significant increase in credit risk (“SICR”)

At each reporting date, the Bank assesses whether there has been a SICR for loans since initial recognition by comparing, at the reporting date, the risk of default occurring over the remaining expected life against the risk of default at initial recognition.

SICR is a function of the loan’s internal risk rating assignment, internal watchlist status, loan review status and delinquency status which are updated as necessary in response to changes including, but not limited to, changes in macroeconomic and/or market conditions, changes in a borrower’s credit risk profile, and changes in the strength of the underlying security, including guarantor status, if a guarantor exists. Notwithstanding the above, the assessment of a significant increase in credit risk will require experienced credit judgement.

Quantitative models may not always be able to capture all reasonable and supportable information that may indicate a SICR. As a result, qualitative factors may be considered to supplement such a gap. Examples include changes in adjudication criteria for a particular group of borrowers or asset categories or changes in portfolio composition as well as changes in Canadian and US macroeconomic trends attributable to changes in monetary policy, inflation, employment rates, consumer behaviour and geo-political risks.

Expected credit loss model - Estimation of expected credit losses

Expected credit losses are an estimate of a loan’s expected cash shortfalls discounted at the effective interest rate, where a cash shortfall is the difference between the contractual cash flows that are due to the Bank and the cash flows that the Bank actually expects to receive.

Forward-looking information

The Bank incorporates the impact of future economic conditions, or more specifically forward-looking information into the estimation of expected credit losses at the credit risk parameter level. This is accomplished via the credit risk parameter models and proxy datasets that the Bank utilizes to develop PD and LGD term structure forecasts for its loans. The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. These systems are used in conjunction with the Bank’s internally developed ECL models. Given that the Bank has experienced very limited historical losses and, therefore, does not have available statistically significant loss data inventory for use in developing internal, forward-looking expected credit loss trends, the use of unbiased, third-party forward-looking credit risk parameter modeling systems is particularly important for the Bank in the context of the estimation of expected credit losses.

The Bank utilizes macroeconomic indicator data derived from multiple macroeconomic scenarios in order to mitigate volatility in the estimation of expected credit losses, as well as to satisfy the IFRS 9 requirement that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. More specifically, the macroeconomic indicators set out in the macroeconomic scenarios are used as inputs for the credit risk parameter models utilized by the Bank to sensitize the individual PD and LGD term structure forecasts to the respective macroeconomic trajectory set out in each of the scenarios (see Expected Credit Loss Sensitivity below). Currently the Bank utilizes upside, downside and baseline forecast macroeconomic scenarios, and assigns discrete weights to each for use in the estimation of its reported ECL. The Bank has also applied expert credit judgement, where appropriate, to reflect, amongst other items, uncertainty in the Canadian and US macroeconomic environments.

The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing PD and LGD term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

Key assumptions driving the baseline macroeconomic forecast trends included: elevated interest rates are expected to suppress near-term GDP growth. Growth is projected to accelerate gradually in 2025 but will likely remain below historical norms, given Canada’s demographics. Rising unemployment is expected to stabilize as GDP growth gains momentum. CPI inflation is forecasted to remain near 2% through 2025, with aggregate supply outpacing demand. Reduced borrowing costs are not expected to reignite inflationary pressures. Current geopolitical risks are not anticipated to escalate materially and are expected to have a limited impact on global commodity prices and supply chains. Global oil prices are forecasted to remain steady. Oil price changes are likely to affect national income rather than production levels, given the industry’s near-capacity operations. Household finances face strain due to elevated debt-service obligations; however, loan performance is expected to remain at or near pre-pandemic levels. Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at October 31, 2024 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at October 31, 2024:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$3,303	$2,629	$2,833	$3,538
Provision (recovery) from reported ECL		(674)	(470)	235
Variance from reported ECL (%)		(20%)	(14%)	7%

b)	Allowance for credit losses:

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the year ended October 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	683	-	-	683
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	683	-	-	683
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$783	$-	$-	$783

Commercial real estate mortgages
Balance at beginning of period	$1,699	$523	$-	$2,222
Transfer in (out) to Stage 1	457	(457)	-	-
Transfer in (out) to Stage 2	(524)	524	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(423)	(217)	-	(640)
Loan originations	122	12	-	134
Derecognitions and maturities	(229)	(89)	-	(318)
Provision for (recovery of) credit losses	(597)	(227)	-	(824)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,102	$296	$-	$1,398

Commercial real estate loans
Balance at beginning of period	$42	$-	$-	$42
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(9)	-	-	(9)
Loan originations	11	-	-	11
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2	-	-	2
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$44	$-	$-	$44

Public sector, leases and other financing
Balance at beginning of period	$104	$45	$-	$149
Transfer in (out) to Stage 1	27	(27)	-	-
Transfer in (out) to Stage 2	(10)	10	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(124)	(18)	-	(142)
Loan originations	13	-	-	13
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(95)	(35)	1	(129)
Write-offs	(4)	-	-	(4)
Recoveries	-	-	-	-
Acquired Loans	1,032	-	-	1,032
FX Impact	30	-	-	30
Balance at end of period	$1,067	$10	$1	$1,078

Total balance at end of period	$2,996	$306	$1	$3,303

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the year ended October 31, 2023:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	160	(160)	-	-
Transfer in (out) to Stage 2	(340)	340	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(265)	(180)	-	(445)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(445)	-	-	(445)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$100	$-	$-	$100

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	279	(279)	-	-
Transfer in (out) to Stage 2	(581)	581	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	668	113	(13)	768
Loan originations	604	4	-	608
Derecognitions and maturities	(421)	(20)	-	(441)
Provision for (recovery of) credit losses	549	386	-	935
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,699	$523	$-	$2,222

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(6)	-	-	(6)
Loan originations	-	-	-	-
Derecognitions and maturities	(6)	-	-	(6)
Provision for (recovery of) credit losses	(12)	-	-	(12)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$42	$-	$-	$42

Public sector, leases and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	12	13	-	25
Loan originations	83	23	-	106
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	87	44	-	131
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$104	$45	$-	$149

Total balance at end of period	$1,945	$568	$-	$2,513

c)	Maturities and yields:

(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2024	2023
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total loans	$716,609	$109,736	$347,502	$314,375	$2,244,279	$485,141	$4,217,642	$3,832,236
Average effective yield	8.60%	6.78%	6.49%	5.61%	6.19%	5.84%	6.56%	6.84%

Average effective yields are based on book values and contractual interest rates, adjusted for the amortization of any deferred income and expenses.

d)	Impaired loans:

At October 31, 2024, the Bank held no impaired loans ( October 31, 2023 - $15.3 million).